OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2022
Operating Costs and Expenses [Abstract]
OTHER EXPENSE, NET	OTHER EXPENSE, NET

	Year Ended December 31,
	2022	2021	2020
COVID-19 specific costs	$38	$87	$92
Settlement costs	22	11	58
Restructuring and severance	4	11	18
Care and maintenance costs (1)	—	8	178
Goldcorp transaction and integration costs	—	—	23
Other	18	26	15
Other expense, net	$82	$143	$384
____________________________
(1)The Company recognized additional non-cash care and maintenance costs included in Depreciation and amortization of $3 at Tanami for the year ended December 31, 2021. For the year ended December 31, 2020, the Company recognized additional non-cash care and maintenance costs included in Depreciation and amortization of $7 at Musselwhite, $16 at Éléonore, $28 at Peñasquito, $7 at Yanacocha and $30 at Cerro Negro.
COVID-19 specific costs. COVID-19 specific costs represent incremental direct costs incurred, including but not limited to contributions to the Newmont Global Community Support Fund, additional health screenings, incremental travel, security and employee related costs as well as various other incremental costs incurred as a result of actions taken to protect against the impacts of the COVID-19 pandemic and to comply with local mandates. The Company established the Newmont Global Community Support Fund to help host communities, governments and employees combat the COVID-19 pandemic. For the years ended December 31, 2022, 2021, and 2020, $3, $3 and $11 were distributed from this fund, respectively.
Settlement costs. Settlement costs primarily relate to legal and other settlements, voluntary contributions, and other related costs.
Restructuring and severance. Restructuring and severance primarily represents severance and related costs associated with significant organizational and operating model changes implemented by the Company for all periods presented.
Care and maintenance costs. Care and maintenance costs represent direct operating costs incurred during the period the sites were temporarily placed into care and maintenance or operating at reduced levels in response to the COVID-19 pandemic.
Goldcorp transaction and integration costs. Goldcorp transaction and integration costs for the year ended December 31, 2020 primarily include integration activities and related investment banking and legal costs, severance, accelerated share award payments and consulting services.